Property, Plant and Equipment (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of property, plant and equipment
Figures in Rand thousands	Property	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in-Progress[1]	Capitalized telematics devices – Uninstalled[1]	Capitalized telematics devices - Installed	Total
2021

Owned assets
Cost	35,824	92,314	58,450	104,475	116,422	1,842,405	2,249,890
Accumulated depreciation	(18,082)	(72,163)	(33,180)	-	-	(1,080,972)	(1,204,397)
Carrying Value	17,742	20,151	25,270	104,475	116,422	761,433	1,045,493

Right-of-use-assets
Cost	89,840	54,396	19,109	-	-	-	163,345
Accumulated depreciation	(37,207)	(20,403)	(14,036)	-	-	-	(71,646)
Carrying Value	52,633	33,993	5,073	-	-	-	91,699

Total	70,375	54,144	30,343	104,475	116,422	761,433	1,137,192
2020

Owned assets
Cost	22,364	23,073	-	-	-	1,485,475	1,530,912
Accumulated depreciation	(14,893)	(16,142)	-	-	-	(776,594)	(807,629)
Carrying Value	7,471	6,931	-	-	-	708,881	723,283

Right-of-use-assets
Cost	66,130	124,893	63,793	-	-	-	254,816
Accumulated depreciation	(22,797)	(65,055)	(35,741)	-	-	-	(123,593)
Carrying Value	43,333	59,838	28,052	-	-	-	131,223

Total	50,804	66,769	28,052	-	-	708,881	854,506

Schedule of reconciliation of the carrying value of property, plant and equipment
Figures in Rand thousands	Property	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in-Progress[1]	Capitalized telematics devices – Uninstalled[1]	Capitalized telematics devices - Installed	Total

Owned assets
Opening Balance	7,471	6,931	-		-	708,881	723,283
Reclassification from inventory[1]	-	-	-	91,483	60,133	-	151,616
Additions	14,841	2,437	15,381	242,116	18,382	184,879	478,036
Transfers	-	-	-	(229,124)	38,394	190,730	-
Disposals	-	(5,548)	(364)	-	-	(7,259)	(13,171)
Depreciation	(3,984)	(2,389)	(4,043)	-	-	(312,549)	(322,965)
Translation Adjustments	(586)	1,416	-	-	(487)	(3,249)	(2,906)
Reclassification rights-of-use assets	-	17,304	14,296	-	-	-	31,600
Closing Balance	17,742	20,151	25,270	104,475	116,422	761,433	1,045,493

Right-of-use-assets
Opening Balance	43,333	59,838	28,052	-	-	-	131,223
Additions	33,149	12,923	-	-	-	-	46,072
Disposals	(1,521)	-	-	-	-	-	(1,521)
Depreciation	(22,373)	(19,400)	(8,198)	-	-	-	(49,971)
Translation Adjustments	45	(2,064)	(485)	-	-	-	(2,504)
Reclassification to owned assets	-	(17,304)	(14,296)				(31,600)
Closing Balance	52,633	33,993	5,073	-	-	-	91,699

Total	70,375	54,144	30,343	104,475	116,422	761,433	1,137,192
Figures in Rand thousands	Property	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in-Progress	Capitalized telematics devices – Uninstalled	Capitalized telematics devices - Installed	Total

Owned assets
Opening Balance	7,037	5,755	-	-	-	549,982	562,774
Additions	4,158	3,587	-	-	-	369,156	376,901
Disposals	(257)	(210)	-	-	-	-	(467)
Depreciation	(3,735)	(2,549)	-	-	-	(226,811)	(233,095)
Translation Adjustments	268	348	-	-	-	16,554	17,170
Closing Balance	7,471	6,931	-	-	-	708,881	723,283

Right-of-use-assets
Opening Balance	38,139	70,960	29,279	-	-	-	138,378
Additions	22,285	10,708	11,822	-	-	-	44,815
Disposals	(784)	(2,097)	(2,436)	-	-	-	(5,317)
Depreciation	(18,476)	(20,286)	(11,119)	-	-	-	(49,881)
Translation Adjustments	2,169	553	506	-	-	-	3,228
Closing Balance	43,333	59,838	28,052	-	-	-	131,223

Total	50,804	66,769	28,052	-	-	708,881	854,506